Inventory (Details) - Schedule of inventory - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Inventory Abstract
Raw Materials	$ 206,510
Packaging	16,504	2,907
Finished goods	206,740	103,496
Total	$ 429,754	$ 106,403